Trade and Other Payables - Summary of Trade and Other Payables (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of trade and other payables [line items]
Construction contract-related payables	€ 192
Deferred consideration	119	€ 147
Minimum [member]
Disclosure of trade and other payables [line items]
Contingent consideration liability on undiscounted basis	263
Maximum [member]
Disclosure of trade and other payables [line items]
Contingent consideration liability on undiscounted basis	396
Level 3 of fair value hierarchy [member]
Disclosure of trade and other payables [line items]
Fair value of total contingent consideration	€ 220	€ 118